SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 29, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of effects of the adoption of accounting guidance update of Presentation of Net Periodic Benefit Costs and Classification of Certain Cash Payments

	2017			2016
(In millions)	As Previously Reported	Reclassi- fication	As Reclassified	As Previously Reported	Reclassi- fication	As Reclassified

Marketing, general and administrative expense	$1,123.2	$(18.0)	$1,105.2	$1,097.5	$(11.8)	$1,085.7
Other expense, net	36.5	–	36.5	65.2	(41.4)	23.8
Other non-operating expense	–	18.0	18.0	–	53.2	53.2

	2017			2016
(In millions)	As Previously Reported	Reclassi- fication	As Reclassified	As Previously Reported	Reclassi- fication	As Reclassified

Net cash provided by operating activities	$650.1	$(4.4)	$645.7	$585.3	$(3.2)	$582.1
Net cash used in investing activities	(547.7)	4.4	(543.3)	(435.4)	3.2	(432.2)